Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Revenues:
Rental and other property income	$ 259,567		$ 251,499	$ 238,706
Tenant reimbursement income	15,249		17,020	14,044
Earned income from direct financing leases	1,888		1,942	2,067
Interest income on mortgage notes receivable	6,148		6,425	6,661
Interest income on marketable securities	0		2,459	7,672
Total revenue	282,852		279,345	269,150
Expenses:
General and administrative expenses	7,984		7,943	6,989
Property operating expenses	23,427		22,743	20,294
Property and asset management expenses	17,701		16,987	16,447
Merger related expenses	5,847		0	0
Acquisition related expenses	233		3,021	3,441
Depreciation	60,890		59,782	56,615
Amortization	28,348		28,464	28,547
Impairment of real estate assets	5,742		0	4,500
Total operating expenses	150,172		138,940	136,833
Operating income	132,680		140,405	132,317
Other income (expense):
Equity in income of unconsolidated joint ventures and other income	1,197		749	1,090
Gain on sale of real estate assets and property condemnation	639		92	0
Gain on sale of marketable securities	0		15,587	0
Gain on sale of unconsolidated joint venture interests	0		5,162	0
Impairment of investment in unconsolidated joint venture	(1,156)	[1]	0	0
Interest expense	(107,963)		(108,186)	(102,977)
Total other expense	(107,283)		(86,596)	(101,887)
Net Income	$ 25,397		$ 53,809	$ 30,430
Weighted average number of common shares outstanding:
Basic (shares)	210,075,980		209,693,707	207,198,078
Diluted (shares)	210,077,076		209,693,707	207,198,078
Net income per common share:
Basic and diluted (in dollars per share)	$ 0.12		$ 0.26	$ 0.15

[1]	The Company sold its interest in its unconsolidated joint venture on September 28, 2012, as discussed in Note 2 to these consolidated financial statements.